Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 04, 2020	Sep. 04, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs amount			$ 5,500,000
CM Life Sciences, Inc.
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs amount				$ 24,895,463
Cash underwriting fees	$ 8,855,000			8,855,000
Deferred underwriting fees	15,496,250			15,496,250
Other offering cost	544,213			544,213
Transactions costs				1,204,771
Included in shareholders’ equity				23,690,693
Units held in the trust account				$ 1,094,681
Aggregate fair market value			80.00%	80.00%
Business combination of owns or acquires of the voting				50.00%
Net tangible assets			$ 5,000,001	$ 5,000,001
Redemptions of public shares			100.00%	100.00%
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Initial public offering price per unit (in Dollars per share)			$ (10.00)	$ (10.00)
Liquidation of the trust account per share (in Dollars per share)				$ 10.00
TransactionCostsAmount	$ 24,895,463	$ 24,895,463
PercentageOfOutstandingVotingSecurities			50.00%
Exchange Act | CM Life Sciences, Inc.
Description of Organization and Business Operations (Details) [Line Items]
Redemptions of public shares				20.00%
PercentageOfPublicShares			20.00%
Sponsor | CM Life Sciences, Inc.
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock shares price (in dollars per share)			$ 10.00	$ 10.00
IPO | CM Life Sciences, Inc.
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock (in Shares)		44,275,000
Sale of stock shares price (in dollars per share)	$ 10.00	$ 10.00
Number of shares issued (in shares)	5,775,000	5,775,000		5,775,000
Transaction costs amount	$ 442,750,000	$ 442,750,000		$ 442,750,000
Public per share (in Dollars per share)	$ 10.00	$ 10.00		$ 10.00
Over-allotment option | CM Life Sciences, Inc.
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock (in Shares)		5,775,000
Sale of stock shares price (in dollars per share)	$ 10.00	$ 10.00
Gross proceeds		$ 442,750,000
Number of shares issued (in shares)	5,775,000	5,775,000
Share price per share (in dollars per share)	$ 10.00	$ 10.00		10.00
Transaction costs amount	$ 442,750,000	$ 442,750,000
Public per share (in Dollars per share)			10.00	$ 10.00
Liquidation of the trust account per share (in Dollars per share)			$ 10.00
Private Placement | CM Life Sciences, Inc.
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock (in Shares)	166,666			166,666
Sale of stock shares price (in dollars per share)	$ 10.00	$ 10.00
Gross proceeds	$ 442,750,000
Number of shares issued (in shares)	7,236,667	7,236,667		7,236,667
Share price per share (in dollars per share)	$ 1.50	$ 1.50		$ 1.50
CMLS Holdings LLC | CM Life Sciences, Inc.
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 10,855,000
Generating gross proceeds				$ 10,855,000